Schedule of foreign currency exchange rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Singapore, Dollars
Period-end exchange rate	1.29	1.37	1.32
Period-average exchange rate	1.31	1.34	1.34
Malaysia, Ringgits
Period-end exchange rate	4.06	4.47
Period-average exchange rate	4.28	4.57